Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 10 - Derivatives and Fair Value of Financial Instruments

Seaboard uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad levels:

Level 1: Quoted Prices in Active Markets for Identical Assets or Liabilities - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that Seaboard has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

The following tables show assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017, respectively, and also the level within the fair value hierarchy used to measure each category of assets and liabilities. The trading securities classified as other current assets below are assets held for Seaboard’s deferred compensation plans.

	December 31,
(Millions of dollars)	2018	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$632	$632	$—	$—
Domestic debt securities	268	215	53	—
Foreign equity securities	218	218	—	—
Money market funds held in trading accounts	146	146	—	—
Collateralized loan obligations	28	—	28	—
High yield securities	19	7	12	—
Foreign debt securities	16	2	14	—
Term deposits	9	9	—	—
Other trading securities	5	5	—	—
Trading securities – other current assets:
Domestic equity securities	32	32	—	—
Money market funds held in trading accounts	5	5	—	—
Foreign equity securities	3	3	—	—
Fixed income securities	3	3	—	—
Other	1	1	—	—
Derivatives:
Commodities (1)	6	4	2	—
Foreign currencies	2	—	2	—
Total assets	$1,393	$1,282	$111	$—
Liabilities:
Trading securities – short-term investments:
Other trading securities	$5	$—	$5	$—
Contingent consideration	13	—	—	13
Derivatives:
Commodities (1)	4	4	—	—
Total liabilities	$22	$4	$5	$13

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2018, the commodity derivatives had a margin account balance of $15 million resulting in a net other current asset in the consolidated balance sheet of $17 million.

	December 31,
(Millions of dollars)	2017	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$752	$752	$—	$—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	439	438	1	—
Foreign equity securities	319	319	—	—
Collateralized loan obligations	29	—	29	—
High yield securities	21	21	—	—
Money market funds held in trading accounts	10	10	—	—
Other trading securities	6	6	—	—
Trading securities – other current assets:
Domestic equity securities	35	35	—	—
Money market funds held in trading accounts	5	5	—	—
Foreign equity securities	4	4	—	—
Fixed income securities	2	2	—	—
Derivatives:
Commodities (1)	4	4	—	—
Foreign currencies	3	—	3	—
Total assets	$1,629	$1,596	$33	$—
Liabilities:
Derivatives:
Commodities (1)	$6	$6	$—	$—
Foreign currencies	6	—	6	—
Total liabilities	$12	$6	$6	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2017, the commodity derivatives had a margin account balance of $20 million resulting in a net other current asset in the consolidated balance sheet of $18 million.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments.

Domestic debt securities categorized as level 1 in the fair value hierarchy include debt securities held in mutual funds and ETFs. Domestic debt securities categorized as level 2 include corporate bonds, mortgage-backed securities, asset-backed securities and U.S. Treasuries. Foreign debt securities categorized as level 1 in the fair value hierarchy include debt securities held in mutual funds and ETFs with a country of origin concentration outside the U.S. Foreign debt securities categorized as level 2 include foreign government or government related securities and asset-backed securities with a country of origin concentration outside the U.S. High yield securities categorized as level 1 in the fair value hierarchy include high yield securities held in mutual funds and ETFs, and level 2 includes corporate bonds and bank loans.

The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. As Seaboard’s long-term debt is mostly variable-rate, its carrying amount approximates fair value. If Seaboard’s long-term debt was measured at fair value on its consolidated balance sheets, it would have been classified as level 2 in the fair value hierarchy. See Note 7 for a discussion of Seaboard’s long-term debt.

The fair value of Seaboard’s contingent consideration recorded in conjunction with the acquisition discussed further in Note 2 was classified as a level 3 in the fair value hierarchy since the calculation is dependent upon projected company specific inputs using a Monte Carlo simulation. In future reporting periods, Seaboard will remeasure the estimated fair value of the contingent consideration liability until settled. The estimated fair value of the liability decreased $1 million during the fourth quarter of 2018 based upon updated financial information, including 2018 actual and 2019 budgeted amounts.

While management believes its derivatives are primarily economic hedges, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes. As the derivatives discussed below are not accounted for as hedges, fluctuations in the related commodity prices, foreign currency exchange rates and equity prices could have a material impact on earnings in any given reporting period.

Commodity Instruments

Seaboard uses various derivative futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Occasionally, Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. Commodity derivatives are recorded at fair value, with any changes in fair value being marked-to-market as a component of cost of sales in the consolidated statements of comprehensive income. For the years ended December 31, 2018, 2017 and 2016, Seaboard recognized net realized and unrealized gains (losses) related to commodity contracts of $(12) million, $(9) million and $21 million, respectively, included in cost of sales in the consolidated statements of comprehensive income.

As of December 31, 2018, Seaboard had open net derivative contracts to purchase 33 million bushels of grain and 8 million pounds of soybean oil and open net derivative contracts to sell 26 million pounds of hogs and 7 million gallons of heating oil. As of December 31, 2017, Seaboard had open net derivative contracts to purchase 29 million bushels of grain, 1 million pounds of soybean oil and open net derivative contracts to sell 13 million pounds of hogs and 7 million gallons of heating oil.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign currency exchange agreements that primarily relate to an underlying commodity transaction are recorded at fair value with changes in value marked-to-market as a component of cost of sales in the consolidated statements of comprehensive income. Foreign currency exchange agreements that are not related to an underlying commodity transaction are recorded at fair value with changes in value marked-to-market as a component of foreign currency gains (losses), net in the consolidated statements of comprehensive income. As of December 31, 2018 and 2017, Seaboard had foreign currency exchange agreements with notional amounts of $82 million and $20 million, respectively, primarily related to the South African rand, euro and the Canadian dollar. From time to time Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements should the counterparties fail to perform according to the terms of the contracts. As of December 31, 2018, Seaboard had $2 million of credit risk to five counterparties related to its foreign currency exchange agreements. Seaboard does not hold any collateral related to these agreements.

Equity Futures Contracts

Seaboard enters into equity futures contracts to manage the equity price risk with respect to certain short-term investments. Equity futures contracts are recorded at fair value with changes in value marked-to-market as a component of other investment income (loss), net in the consolidated statements of comprehensive income. The notional amounts of these equity futures contracts were $97 million and $0 million as of December 31, 2018 and 2017, respectively.

The following table provides the amount of gain (loss) recognized for each type of derivative and where it was recognized in the consolidated statements of comprehensive income for the year ended December 31, 2018 and 2017:

(Millions of dollars)		2018	2017
Commodities	Cost of sales	$(12)	$(9)
Foreign currencies	Cost of sales	2	(7)
Foreign currencies	Foreign currency gains (losses), net	1	(1)
Equity	Other investment income (loss), net	(6)	—

The following table provides the fair value of each type of derivative held as of December 31, 2018 and 2017 and where each derivative is included in the consolidated balance sheets:

		Asset Derivatives			Liability Derivatives
		December 31,	December 31,		December 31,	December 31,
(Millions of dollars)		2018	2017		2018	2017
Commodities(1)	Other current assets	$6	$4	Other current liabilities	$4	$6
Foreign currencies	Other current assets	2	3	Other current liabilities	—	6
Equity	Short-term investments	—	—	Short-term investments	5	—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2018 and 2017, the commodity derivatives had a margin account balance of $15 million and $20 million, respectively, resulting in a net other current asset in the consolidated balance sheets of $17 million and $18 million, respectively. Seaboard’s equity derivatives are also presented on a net basis, including netting the derivatives within short-term investments.